As filed with the Securities and Exchange Commission on June 21, 2017

Securities Act File No. 033-56094

Investment Company Act File No. 811-07428

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 205	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 206	☒

(Check appropriate box or boxes)

VOYA MUTUAL FUNDS

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

With copies to:
Huey P. Falgout, Jr.	Elizabeth J. Reza
Voya Investments, LLC	Ropes & Gray LLP
7337 E. Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, AZ 85258	800 Boylston Street
(Name and Address of Agent for Service)	Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ on July 14, 2017 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒                                  This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 205 to the Registration Statement on Form N-1A for Voya Mutual Funds (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, solely for the purpose of designating a new effective date for Post-Effective Amendment No. 202 from June 23, 2017 to July 14, 2017 for the following series of the Registrant: Voya CBRE Global Infrastructure Fund and Voya CBRE Long/Short Fund.  This Amendment incorporates by reference the Prospectuses, Statements of Additional Information, and Part C contained in Post-Effective Amendment No. 202 which was filed with the Securities and Exchange Commission on April 20, 2017. This Post-Effective Amendment No. 205 does not supersede or amend any disclosure in the Registrant’s Registration Statement relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 205 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 205 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 21st day of June, 2017.

VOYA MUTUAL FUNDS

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

	President, Chief Executive Officer	June 21, 2017
Shaun P. Mathews*	and Interested Trustee

	Senior Vice President and	June 21, 2017
Todd Modic*	Chief/Principal Financial Officer

	Trustee	June 21, 2017
Colleen D. Baldwin*

	Trustee	June 21, 2017
John V. Boyer*

	Trustee	June 21, 2017
Patricia W. Chadwick*

	Trustee	June 21, 2017
Peter S. Drotch*

	Trustee	June 21, 2017
Martin J. Gavin*

	Trustee	June 21, 2017
Russel H. Jones*

	Trustee	June 21, 2017
Patrick W. Kenny*

	Trustee	June 21, 2017
Joseph E. Obermeyer*

	Trustee	June 21, 2017
Sheryl K. Pressler*

	Trustee	June 21, 2017
Christopher P. Sullivan*

	Trustee	June 21, 2017
Roger B. Vincent*

*	By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-fact **

**                                  Powers of Attorney for Shaun Mathews, Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 191 to the Registrant’s Form N-1A Registration Statement on December 23, 2015 and incorporated herein by reference.